Notes to the interim condensed consolidated statement of (income) loss - Share of net profit - Equity method (Details) - EUR (€) € in Thousands		6 Months Ended		12 Months Ended
	Jan. 15, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Investments accounted for using the equity method
Research and development costs		€ (46,822)	€ (54,062)
General and administrative expenses		(7,701)	(6,812)
Net operating loss		(52,249)	(55,003)
Financial income		9,093	2,373
Financial expenses		(5,586)	(2,646)
Net financial income		3,507	(273)
Income tax		(119)	7
Net loss for the period		(49,029)	(55,269)
Exchange difference on translation of foreign operations		66	104
Items that will be reclassified subsequently to profit or loss		(220)	104
Items that will not be reclassified subsequently to profit or loss		74	(14)
Total comprehensive loss		(49,175)	€ (55,179)
Share of net profit - Equity method		€ (168)
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %		14.64%		15.00%
Share of net profit		€ 235
Elimination of downstream sales		(66)
Share of net profit - Equity method		168
Hepalys Pharma, Inc
Investments accounted for using the equity method
Research and development costs		(51)
General and administrative expenses		(1,475)
Net operating loss		(1,526)
Financial income		20
Financial expenses		(3)
Net financial income		17
Net loss for the period		(1,509)		€ (879)
Exchange difference on translation of foreign operations		(1,964)
Items that will be reclassified subsequently to profit or loss		(3,473)
Total comprehensive loss		€ (3,473)
Group's share in %	14.60%	14.60%		15.00%